Annual Total Returns - Eaton Vance Municipals Trust - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eaton Vance California Municipal Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	2.96%	2.67%	6.42%	(7.76%)	0.51%	5.32%	7.92%	1.06%	4.57%	0.70%
Eaton Vance Massachusetts Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.60%	0.55%	5.71%	(9.70%)	0.25%	4.43%	6.25%	0.32%	4.56%	(0.70%)
Eaton Vance National Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.62%	1.94%	7.70%	(9.93%)	1.47%	5.79%	7.88%	1.78%	4.67%	1.72%
Eaton Vance New York Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.21%	1.23%	8.16%	(10.24%)	1.47%	5.54%	7.59%	0.36%	5.03%	0.37%
Eaton Vance Ohio Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	3.11%	1.13%	5.40%	(8.31%)	0.94%	5.42%	7.55%	0.88%	4.53%	0.47%